Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Suppliers	$ 15,938	$ 22,170
Accrued interest	4,282	5,739
Accrued short-term employee benefits	11,231	9,728
Other accrued expenses	21	42
Accrued expenses	32,193	41,452
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party expenses	721	3,773
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	375	1,361
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	313	302
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	0	874
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	0	794
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	0	229
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	$ 33	$ 213